REVENUE - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Contract assets	$ 584	$ 252
Contract liabilities	(5,100)	(2,616)
Subscription	$ 2,616	$ 2,207	$ 1,692